BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
BASIC AND DILUTED EARNINGS PER SHARE
BASIC AND DILUTED EARNINGS PER SHARE

24. BASIC AND DILUTED EARNINGS PER SHARE

Basic earnings per share is computed by dividing profit for the year attributable to owners of the parent company amounting to Rp22,120 billion, Rp17,802 billion and Rp19,068 billion by the weighted average number of shares outstanding during the year totaling 99,062,216,600 shares, 99,062,216,600 and 99,062,216,600 shares for the years ended December 31, 2017, 2018 and 2019, respectively. The weighted average number of shares takes into account the weighted average effect of changes in treasury stock transactions during the year.

Basic earnings per share amounted to, Rp223.30,  Rp179.71 and Rp192.49 for the years ended December 31, 2017, 2018 and 2019, respectively. The Company does not have potentially dilutive financial instruments as of December 31, 2017, 2018 and 2019.